Derivative Liability (Tables)	12 Months Ended
Feb. 28, 2017
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	2017	2016	2015
Derivative liability, opening balance	$59,990	$120,337	$284,195
Warrants issued during the year	-	-	32,570
Options issued during the year	-	20,970	-
Change in fair value of options and warrants	(13,638)	(81,317)	(196,428)
Derivative liability, closing balance	$46,352	$59,990	$120,337